Quarterly Financial Information-Unaudited	12 Months Ended
Sep. 30, 2014
Quarterly Financial Information-Unaudited
Quarterly Financial Information-Unaudited

23. Quarterly Financial Information—Unaudited

In the opinion of management, the following unaudited quarterly data reflects all adjustments necessary for a fair statement of the results of operations. All such adjustments are of a normal recurring nature.

Fiscal Year 2014:	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share data)
Revenue	$1,953.9	$1,872.2	$1,968.2	$2,562.5
Cost of revenue	1,875.7	1,784.8	1,859.7	2,433.4

Gross profit	78.2	87.4	108.5	129.1
Equity in earnings of joint ventures	36.1	7.4	6.0	8.4
General and administrative expenses	(23.9)	(26.4)	(15.1)	(15.5)
Acquisition and integration expenses	—	—	(7.8)	(19.5)

Income from operations	90.4	68.4	91.6	102.5
Other income (expenses)	—	(0.2)	1.0	1.9
Interest expense	(10.4)	(10.5)	(9.8)	(10.1)

Income before income tax expense	80.0	57.7	82.8	94.3
Income tax expense	23.5	15.2	13.7	29.6

Net income	56.5	42.5	69.1	64.7
Noncontrolling interest in income of consolidated subsidiaries, net of tax	(0.1)	(2.3)	0.1	(0.6)

Net income attributable to AECOM	$56.4	$40.2	$69.2	$64.1

Net income attributable to AECOM per share:
Basic	$0.59	$0.41	$0.71	$0.65
Diluted	$0.58	$0.41	$0.70	$0.64

Weighted average common shares outstanding:
Basic	96.3	97.0	97.5	98.1
Diluted	97.6	98.3	99.0	99.7

Fiscal Year 2013:	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share data)
Revenue	$2,017.3	$1,989.6	$2,067.5	$2,079.1
Cost of revenue	1,939.2	1,889.7	1,935.7	1,938.9

Gross profit	78.1	99.9	131.8	140.2
Equity in earnings of joint ventures	5.9	7.9	4.1	6.4
General and administrative expenses	(22.1)	(27.3)	(24.0)	(23.9)

Income from operations	61.9	80.5	111.9	122.7
Other income	0.7	0.1	1.2	1.5
Interest expense	(10.9)	(11.9)	(11.7)	(10.2)

Income before income tax expense	51.7	68.7	101.4	114.0
Income tax expense	12.7	14.0	30.1	35.8

Net income	39.0	54.7	71.3	78.2
Noncontrolling interest in income of consolidated subsidiaries, net of tax	(0.9)	(0.9)	(0.5)	(1.7)

Net income attributable to AECOM	$38.1	$53.8	$70.8	$76.5

Net income attributable to AECOM per share:
Basic	$0.36	$0.54	$0.71	$0.78
Diluted	$0.36	$0.53	$0.70	$0.77

Weighted average common shares outstanding:
Basic	104.8	100.4	99.3	98.0
Diluted	105.5	101.8	100.8	99.7